Provisions (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Jan. 01, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Provisions
Provisions	$ 294,040	$ 203,946	$ 217,512	$ 194,537	$ 187,568
Minimum dividends
Provisions
Provisions		178,462	172,804	172,804	165,675
Provisions for contingent loan risks
Provisions
Provisions		25,016	22,975
Contingencies
Provisions
Provisions		$ 468	$ 21,733	$ 21,733	$ 21,893